Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	GEOVAX LABS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-0455038
Entity Address, Address Line One	1900 Lake Park Drive, Suite 380
Entity Address, City or Town	Smyrna
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30080
City Area Code	678
Local Phone Number	384-7220
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1 (Commission File No. 333-276345) (the “Original Registration Statement”), of GeoVax Labs, Inc. (the “Company”) is being filed pursuant to the undertakings in the Original Registration Statement to update and supplement the information contained in the Original Registration Statement, which was originally declared effective by the Securities and Exchange Commission on January 11, 2024. The Original Registration Statement, as amended by this Amendment, pertains to the registration of 1,408,998 shares of Common Stock issuable upon the exercise of warrants issued in a private placement in December 2023. Unless otherwise noted, all share and per share information contained herein has been retroactively restated to reflect a 1-for-15 reverse stock split the Company’s common stock effected on January 31, 2024. For the convenience of the reader, this Amendment sets forth the Original Registration Statement in its entirety, as amended by this Amendment. No additional securities are being registered under this Amendment. All applicable registration fees were paid in connection with the initial filing of the Original Registration Statement.
Entity Central Index Key	0000832489
Amendment Flag	true